Capital Stock (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Summary of Normal Course Issuer Bids

The following is a summary of the Normal Course Issuer Bids [number of shares in the table below are expressed in whole numbers]:

	Maximum	2018		2017
	number of shares	Shares purchased	Cash amount	Shares purchased	Cash amount
2016 Bid	38,000,000	—	$—	23,245,377	$1,109
2017 Bid	35,800,000	26,630,243	1,544	3,011,666	162
2018 Bid	33,200,000	6,014,041	287	—	—

		32,644,284	$1,831	26,257,043	$1,271

Maximum Number of Shares Outstanding Exercised or Converted
[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at March 7, 2019 were exercised or converted:

Common Shares	324,634,866
Stock options (i)	9,410,640

334,045,506

(i)

Options to purchase Common Shares are exercisable by the holder in accordance with the vesting provisions and upon payment of the exercise price as may be determined from time to time pursuant to the Company’s stock option plans.